2019 Annual Report
American Century Investment Services, Inc.

SEC I.D. No. 8-35220
Statement of Financial Condition
as of December 31, 2019,
and Independent Registered Public Accounting Firm Report
Filed pursuant to Rule 17a-5 (e)(3) as a PUBLIC DOCUMENT

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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ANNUAL AUDITED REPORT FORM X-17A-5 PART III

SEC FILE NUMBER
FACING PAGE	8-35220

Information Required of Brokers and Dealers Pursuant to Section 17 of the
Securities Exchange Act of 1934 and Rule 17a-5 Thereunder

REPORT FOR THE PERIOD BEGINNING	01/01/19	AND ENDING	12/31/19
	MM/DD/YY		MM/DD/YY

A. REGISTRANT IDENTIFICATION
NAME OF BROKER—DEALER: American Century Investment Services, Inc. ADDRESS OF PRINCIPAL PLACE OF BUSINESS: (Do not use P.O. Box No.)
			OFFICIAL USE ONLY

			FIRM ID. NO.
4500 Main Street
(No. and Street)
Kansas City		Missouri	64111
(City)		(State)	(Zip Code)

NAME AND TELEPHONE NUMBER OF PERSON TO CONTACT IN REGARD TO THIS REPORT
Cheryl Redline		(816) 340-4670
		(Area Code - Telephone No.)
Financial Operations Principal
B. ACCOUNTANT IDENTIFICATION
INDEPENDENT PUBLIC ACCOUNTANT whose opinion is contained in this Report*

PricewaterhouseCoopers LLP
(Name - if individual, state last, first, middle name)

1100 Walnut Street, Suite 1300	Kansas City	Missouri	64106
(Address)	(City)	(State)	(Zip Code)

CHECK ONE:
	X	Certified Public Accountant
Public Accountant
Accountant not resident in United States or any of its possessions.

FOR OFFICIAL USE ONLY

*Claims for exemption from the requirement that the annual report be covered by the opinion of an independent public accountant must be supported by a statement of facts and circumstances relied on as the basis for the exemption. See section 240.17a-5(e)(2).

American Century Investment Services, Inc.

Table of contents

Page
This report contains (check all applicable boxes):
(x)	(a)	Facing Page
(x)		Report of Independent Registered Public Accounting Firm	1-2
(x)	(b)	Statement of Financial Condition	3
( )	(c)	Statement of Operations
( )	(d)	Statement of Changes in Stockholder’s Equity
( )	(e)	Statement of Cash Flows
( )	(f)	Statement of Changes in Liabilities Subordinated to Claims of General Creditors (Not Applicable)
(x)		Notes to Financial Statements	4-9
( )	(g)	Computation of Net Capital for Brokers and Dealers Pursuant to Rule 15c3-1 under the Securities Exchange Act of 1934
( )	(h)	Computation for Determination of Reserve Requirements for Brokers and Dealers Pursuant to Rule 15c3-3 under the Securities Exchange Act of 1934
( )	(i)	Information Relating to the Possession or Control Requirements for Brokers and Dealers Pursuant to Rule 15c3-3 under the Securities Exchange Act of 1934
( )	(j)
A Reconciliation, including Appropriate Explanations, of the Computation of Net Capital under Rule 15c3-1 and the Computation for Determination of the Reserve Requirements Under Rule 15c3-3 (Not Applicable)

( )	(k)	A Reconciliation Between the Audited and Unaudited Statements of Financial Condition With Respect to Methods of Consolidation (Not Applicable)
(x)	(l)	An Oath or Affirmation
( )	(m)	Copy of the SIPC Supplemental Report (filed concurrently herewith as a separate document) (Not Required)
( )	(n)
A report describing any material inadequacies found to exist or found to have existed since the date of the previous audit (Report of Independent Auditors on Internal Control required by SEC Rule 17a-5)

ii

American Century Investment Services, Inc.

Affirmation

I, Cheryl Redline, affirm that, to the best of my knowledge and belief, the accompanying Statement of Financial Condition pertaining to American Century Investment Services, Inc. (the “Company”) as of and for the year ended December 31, 2019, are true and correct. I further affirm that neither the Company nor any officer or director has any proprietary interest in any account classified solely as that of a customer.

Signature	Date

Financial Operations Principal
Title

Notary Public

iii

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of American Century Investment Services, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of financial condition of American Century Investment Services, Inc. (the “Company”) as of December 31, 2019, including the related notes (collectively referred to as the “financial statement”). In our opinion, the financial statement presents fairly, in all material respects, the financial position of the Company as of December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statement is the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of this financial statement in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as, evaluating the overall presentation of the financial statement. We believe that our audit provides a reasonable basis for our opinion.

February 20, 2020

We have served as the Company's auditor since 2008.

PricewaterhouseCoopers LLP, 1100 Walnut, Suite 1300, Kansas City, MO 64106
T: (816) 472 7921, F: (816) 218 1890, www.pwc.com/us

American Century Investment Services, Inc.

Statement of Financial Condition
December 31, 2019

Assets
Cash and cash equivalents	$78,512,009
Prepaid expenses	4,027,950
Deferred income taxes, net	1,147,425
Deferred sales commission	748,081
Accounts receivable	122,000
Deposit with clearing broker	100,000
Property and equipment, net	90,013

Total assets	$84,747,478

Liabilities and stockholder’s equity
Liabilities
Accrued salaries and benefits	$37,428,468
Accrued underwriting and distribution fees	10,152,737
Accounts payable and accrued expenses	2,220,626
Income taxes payable, net	473,743
Affiliate payable	469,707
Affiliate income taxes payable	306,637

Total liabilities	51,051,918

Stockholder’s equity
Common stock, $1 par value - 30,000 shares authorized, 11,900 shares issued and outstanding	11,900
Additional paid-in capital	22,084,884
Retained earnings	11,598,776

Total stockholder's equity	33,695,560

Total liabilities and stockholder's equity	$84,747,478

See notes to financial statements.

American Century Investment Services, Inc.

Notes to financial statements
Year ended December 31, 2019
1. Nature of operations and summary of significant accounting policies
Nature of operations — American Century Investment Services, Inc. (“ACIS” or the “Company”) is a registered broker-dealer that primarily markets and distributes shares of the American Century Investments family of mutual funds (“ACI Funds”) that are managed by American Century Investment Management, Inc. (“ACIM”). Both ACIS and ACIM are wholly-owned subsidiaries of American Century Companies, Inc. (“ACC”).

The Company is subject to the rules and regulations of the Securities and Exchange Commission (“SEC”) and is a member of the Financial Industry Regulatory Authority, Inc.

The Company markets and distributes shares of the ACI Funds and units in a qualified tuition program under section 529 of the Internal Revenue Code. The Company also introduces its retail customers to another broker-dealer who carries such accounts on a fully disclosed basis. With respect to these activities, the Company carries no margin accounts, promptly transmits all customer funds and delivers all securities received in connection with its activities as a broker-dealer, does not otherwise hold funds or securities for, or owe money or securities to, customers and effectuates all financial transactions between itself and its customers through a “Special Account for the Exclusive Benefit of Customers of ACIS.” Accordingly, the
Company claims exemption under Rule 15c3-3 of the Securities Exchange Act of 1934, under paragraph (k) (2)(i) and (k)(2)(ii) of the Rule.

Pursuant to an agreement between the Company and its clearing broker, the clearing broker is required to perform a computation for proprietary accounts of introducing broker assets similar to the customer reserve computation. Therefore, proprietary accounts held at the clearing broker are considered allowable assets in the net capital computation.

Use of estimates — The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which requires the use of estimates that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents — Cash equivalents are highly liquid investments with original maturities of three months or less and consisted of an investment in an affiliated money market mutual fund of $78,512,009 as of December 31, 2019.

Deferred sales commissions — Sales commissions paid to financial intermediaries in connection with the sale of shares of certain classes of funds are capitalized and amortized on a straight-line basis over a specified period, which is typically one year. Amortization of the assets is meant to coincide with the recoverability of these costs through the retention of Rule 12b-1 distribution fees and contingent deferred sales charges (“CDSC”). CDSCs collected by the Company from redeeming shareholders are recorded as income when earned with a corresponding reduction to the deferred sales commission assets.

Management reviews the carrying amount of the deferred sales commission assets for impairment whenever events or changes in circumstances indicate that the assets may not be recoverable over their remaining useful lives. Such an impairment test would consider, among other things, the depreciation of the underlying mutual fund assets related to the deferred sales commission assets as well as the duration and severity of the depreciation. No impairment tests were performed and no impairment charges were recorded during the year ended December 31, 2019.

American Century Investment Services, Inc.

Prepaid expenses — Items such as licensing and registration fees are paid in advance and expensed over a specified period, which is typically one year.

Property and equipment — Property and equipment, including information systems equipment and software, are recorded at cost. Depreciation is computed using the straight-line method over estimated useful lives of three to seven years.

Management, using its best estimates based on reasonable and supportable assumptions and projections, reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value might not be recoverable. No such impairment charge was recorded for long-lived assets during 2019.

Revenue Recognition — The Company primarily earns revenue from selling and marketing the services of ACIM and the shares of the ACI Funds. See Note 8 - Revenue from contracts with customers.

Affiliate service fees — The Company recognizes expenses charged by ACC and affiliates for services provided to, and assets used by, the Company. These expenses include fees paid for strategic management services, administrative service fees paid for information technology, human resources, office space, and corporate overhead services, and licensing fees paid for the use of trademarks and trade names used in the business of marketing and selling shares of the ACI Funds.

Income taxes — The Company is included in the consolidated tax returns of ACC and, in accordance with the provisions of a tax sharing agreement, ACC allocates income tax expense or benefit to members of the consolidated group based on each subsidiary’s contribution on a standalone basis to consolidated taxable income or loss, using the statutory rate applicable to the consolidated group. The tax sharing agreement also provides for reimbursement to subsidiaries with net operating losses to the extent those losses are used to reduce consolidated taxable income. In 2019, the Company paid $4,513,976 to settle the income tax liability incurred under this agreement.

The Company records deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax basis. To the extent management believes it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is established. No valuation allowance was recorded as of December 31, 2019.

Commitments and contingencies — In the ordinary course of business, the Company is periodically involved in litigation and other claims. In the opinion of management, the ultimate resolution of these matters will not have a material effect on the Consolidated Financial Statement.

Subsequent events — In accordance with Financial Accounting Standards Board Accounting Standards Codification 855, Subsequent Events, management performed an evaluation of subsequent events through February 20, 2020, the date on which these financial statements were issued. There were no material events that required disclosure in the Company’s financial statements.

American Century Investment Services, Inc.

New accounting pronouncements — The following table provides a brief description of accounting standards recently issued but not yet adopted.

Standard	Description	Effective	Effect on the Financial Statements or Other Significant Matters
ASU 2018-15, Intangibles - Goodwill and other - Internal-use software (Subtopic 350-40); issued August 29, 2018
ASU 2018-15 updates accounting guidance for the capitalization of costs incurred to develop or obtain internal-use software, specifically those incurred in a hosting arrangement that is a service contract.
		Annual reporting periods beginning after December 15, 2020. Early adoption permitted.	The Company is assessing the impact of this ASU on future financial statements.

2. Property and equipment
Property and equipment balance as of December 31, 2019, includes:

2019
Information systems equipment and software	$1,139,318
Less: Accumulated depreciation	(1,049,305)

Property and equipment, net	$90,013
3. Retirement plan
Substantially all employees are covered under the American Century Retirement Plan. As of December 31, 2019, accrued plan related expenses were $2,954,806 and are included in accrued salaries and benefits in the Statement of Financial Condition.
4. Net capital requirements
The Company is subject to the uniform net capital rule (Rule 15c3-1) under the Securities Exchange Act of 1934. Rule 15c3-1 requires the Company to maintain minimum net capital equal to the greater of $250,000 or 6 2/3% of aggregate indebtedness. The Company had net capital, as defined, of $26,044,475 which was $22,640,782 in excess of its required net capital of $3,403,693 and a ratio of aggregate indebtedness to net capital was 1.96 to 1.00 as of December 31, 2019.
5. Guarantees
The Company indemnified its clearing broker discussed in Note 1 - Nature of operations and summary of significant accounting policies for customers unable to satisfy the terms of their contracts. As of December 31, 2019, the probability was remote that the Company would incur material losses under this agreement, and no liability was recorded in the Statement of Financial Condition.
6. Fair value of financial instruments

American Century Investment Services, Inc.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal or most advantageous market at the measurement date. The fair value of a financial instrument should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk including the Company’s credit risk.

Valuation inputs used in fair value calculations are classified into a hierarchy. The hierarchy prioritizes the inputs into three levels. These levels are based on the extent inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels determined by the lowest level input. The levels are:

Level 1 — inputs are based upon unadjusted quoted prices for identical instruments traded in active markets accessible by the Company at the measurement date.

Level 2 — inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and inputs other than quoted prices for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — inputs are unobservable and reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The Company’s financial instruments consist only of cash equivalents traded in active markets, for which the fair value is based on quoted market prices for money market funds. Accordingly, these are classified as Level 1, and the fair value at December 31, 2019, approximates carrying value, as reflected in the Statement of Financial Condition.
7. Income taxes

Deferred income taxes are provided for the effects of temporary differences between the tax basis of an asset or liability and its reported amount in the Statement of Financial Condition. These temporary differences result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to reverse.

Deferred tax assets (liabilities) as of December 31, 2019, were as follows:

American Century Investment Services, Inc.

Share-based compensation	$1,370,513
Accrued vacation	416,726
Accrued sabbatical	122,254
Unrecognized tax benefits	101,411
Depreciation	13,284

Total deferred tax assets	2,024,188

Prepaid expenses	(360,523)
Revenue from contracts with customers	(340,006)
Deferred sales commissions	(176,234)

Total deferred tax liabilities	(876,763)

Deferred income taxes, net	$1,147,425

The Company had total gross unrecognized tax benefits of $422,156 as of December 31, 2019, which are included in income taxes payable in the Statement of Financial Condition.

Gross accrued interest and penalties were $55,040 as of December 31, 2019, and are included in income taxes payable in the Statement of Financial Condition.

The Company files various tax returns with federal, state, and local taxing authorities that are subject to audit. Tax years 2016 through 2019 remain open to examination for U.S. federal income. Tax years 2014 through 2019 generally remain open to examination by significant state and local tax jurisdictions. During the next twelve months, it is reasonably possible that the expiration of the statute of limitations for certain jurisdictions could reduce unrecognized tax benefits by up to $76,741. While this amount may change, the Company does not expect that any such change will result in a material impact on the results of operations or the financial position of the Company.
8. Revenue from contracts with customers
The Company primarily earns revenue from selling and marketing the services of ACIM and the shares of the ACI Funds. Revenue is earned based on a predetermined percentage of costs incurred or based on assets under management. Assets under management is determined by the Company using observable market data from fund accounting agents, brokers, custodians, or independent pricing services.

Distribution and marketing services
The Company earns revenues from ACIM by marketing and selling ACIM’s institutional management services and investment products managed by ACIM. These revenues are earned over time as services are provided and equal to 106% of actual costs incurred by ACIS. The Company recognizes revenue on a monthly basis.

Underwriting and distribution
The Company has agreements with and receives compensation from the ACI Funds for marketing and selling shares to investors. The Company’s performance obligation under these agreements is the sale of securities to investors and is fulfilled on the trade date. Distribution fees earned may be paid to ACIM up front, over time, upon redemption of fund shares by a shareholder, or a combination thereof. Fixed amounts earned,

American Century Investment Services, Inc.

which are typically a predetermined percentage of investor purchases, are recognized as revenues on the settlement date. Variable fees earned are the product of predetermined percentages and the market value of investor’s shares at some future point in time, some of which are also impacted by the length of time shares are held by an investor. As variable fees are susceptible to factors beyond the Company’s influence, such fees are recognized as revenues when it is probable that a significant revenue reversal will not occur, which is generally on a monthly basis when the value of fund shares and investor activities become known. Distribution fees recognized in the current year are primarily related to performance obligations satisfied in prior years.

Commissions and service fees
Service fees includes amounts earned purchasing and selling securities on behalf of brokerage customers and providing shareholder services, such as record-keeping and account maintenance activities. Brokerage commissions are recognized as revenues on the settlement date, the date the Company’s performance obligation is satisfied for each transaction. Shareholder services are a separate performance obligation provided to customers on a daily basis. Certain shareholder service fees are generally recognized over time as the services are provided by the Company and received by clients.

Costs to obtain a contract
Costs to obtain a contract should be capitalized if the costs are incremental and would not have been incurred if the contract had not been obtained. Sales commissions paid to employees related to obtaining new investment management agreements with separate account clients are considered incremental, as the commissions relate to obtaining a specific contract, are calculated based on specified rates, and will be recovered by management fees earned from the new agreement.

Capitalized sales commissions are amortized to expense over five years, which approximates the period over which the Company will transfer investment management services under the new agreements. The Company had assets from costs to obtain contracts of $1,543,300 at December 31, 2019 included in prepaid expenses in the Statement of Financial Condition.

The following table represents the receivable, asset, and liability balances at December 31, 2019, related to contracts with customers.

	Statement of Financial Condition location	Receivable	Contract assets	Contract liabilities
Distribution and marketing services	Affiliate payable	$—	$—	$469,707
Commissions	Accounts receivable	10,500	—	—
Service fees	Accounts receivable	13,177	—	—
Capitalized sales commissions	Prepaid expenses	—	1,543,300	—
Capitalized sales commissions	Accrued salaries and benefits	—	—	686,006
Deferred sales commissions	Deferred sales commissions	—	748,081	—
		$23,677	$2,291,381	$1,155,713

American Century Investment Services, Inc., Distributor
©2019 American Century Proprietary Holdings, Inc. All rights reserved.

CC-BKT-94762 1902